SMI 3FOURTEEN REAL ASSET ALLOCATION ETF
Schedule of Investments
September 30, 2025 (unaudited)
		Shares	Value
27.04%	COMMON STOCKS
3.56%	COMMUNICATION SERVICES
	Alphabet, Inc. Class A	14,163	$3,443,025
	Alphabet, Inc. Class C	13,224	3,220,705
	Charter Communications, Inc.(A)	793	218,158
	Comcast Corp. Class A	21,589	678,326
	Electronic Arts, Inc.	1,500	302,550
	Meta Platforms, Inc.	5,313	3,901,761
	Netflix, Inc.(A)	2,557	3,065,638
	Take-Two Interactive(A)	1,098	283,679
	T-Mobile US, Inc.	6,624	1,585,653
	The Trade Desk, Inc(A)	2,648	129,778
	Warner Bros. Discovery, Inc.(A)	14,580	284,747
			17,114,020

3.22%	CONSUMER DISCRETIONARY
	Airbnb, Inc.(A)	2,574	312,535
	Amazon.com, Inc.(A)	26,022	5,713,651
	Booking Holdings, Inc.	194	1,047,458
	DoorDash, Inc.(A)	2,424	659,304
	Genuine Parts Co.	2,035	282,051
	Lululemon Athletica, Inc.(A)	699	124,373
	Marriott International Class A	1,651	429,986
	McDonald's Corp.	932	283,225
	MercadoLibre, Inc.(A)	320	747,821
	O'Reilly Automotive, Inc.(A)	4,991	538,080
	Pinduoduo, Inc.(A)	3,932	519,692
	Ross Stores, Inc.	1,926	293,503
	Starbucks Corp.	6,795	574,857
	Tesla, Inc.(A)	8,941	3,976,242
			15,502,778

SMI 3FOURTEEN REAL ASSET ALLOCATION ETF
Schedule of Investments
September 30, 2025 (unaudited)
		Shares	Value

1.49%	CONSUMER STAPLES
	Coca-Cola European Partners plc	2,706	$244,649
	Costco Wholesale Corp.	2,609	2,414,969
	Hormel Foods Corp.	19,412	480,253
	The JM Smucker Co	1,853	201,236
	Kenvue, Inc.	29,449	477,957
	Keurig Dr Pepper, Inc.	8,079	206,095
	Kimberly-Clark Corp.	3,872	481,444
	The Kraft Heinz Co	7,004	182,384
	Mondelez International Inc. Class A	7,559	472,211
	Monster Beverage Corp.(A)	5,803	390,600
	PepsiCo, Inc.	8,069	1,133,210
	Target Corp.	5,475	491,108
			7,176,116

1.18%	ENERGY
	Baker Hughes Co.	6,127	298,508
	Canadian Natural Resources Ltd.	14,970	478,441
	Cheniere Energy, Inc.	2,050	481,709
	Chevron Corp.	5,018	779,245
	Diamondback Energy, Inc.	1,749	250,282
	EQT Corp.	8,800	478,984
	Exxon Mobil Corp.	4,255	479,751
	Marathon Petroleum Corp.	2,491	480,115
	Occidental Petroleum Corp.	10,243	483,982
	Schlumberger Ltd.	14,176	487,229
	Suncor Energy, Inc.	11,524	481,818
	Williams Cos., Inc.	7,605	481,777
			5,661,841

0.33%	FINANCIALS
	Cincinnati Financial Corp.	2,532	400,309
	Franklin Resources, Inc.	17,466	403,989
	PayPal Holdings, Inc.(A)	5,848	392,167
	T Rowe Price Group, Inc.	3,919	402,246
			1,598,711

SMI 3FOURTEEN REAL ASSET ALLOCATION ETF
Schedule of Investments
September 30, 2025 (unaudited)
		Shares	Value

1.17%	HEALTH CARE
	Abbvie, Inc.	2,216	$513,093
	Amgen, Inc.	3,095	873,409
	AstraZeneca plc	3,411	261,692
	Biogen, Inc.(A)	863	120,889
	Dexcom, Inc.(A)	2,294	154,363
	GE Healthcare Technologies	2,657	199,541
	Gilead Sciences, Inc.	7,281	808,191
	Idexx Laboratories, Inc.(A)	470	300,278
	Intuitive Surgical, Inc.(A)	2,090	934,711
	Medtronic plc	5,359	510,391
	Regeneron Pharmaceuticals, Inc.	605	340,173
	Vertex Pharmaceuticals(A)	1,532	599,992
			5,616,723

1.39%	INDUSTRIALS
	Automatic Data Processing, Inc.	4,139	1,214,797
	Axon Enterprise, Inc.(A)	461	330,832
	CH Robinson Worldwide, Inc.	3,818	505,503
	Cintas Corp.	2,384	489,340
	Copart, Inc.(A)	5,678	255,340
	CSX Corp.	11,189	397,321
	Fastenal Co.	6,758	331,412
	Honeywell International	3,765	792,533
	Illinois Tool Works, Inc.	1,920	500,659
	Old Dominion Freight	1,265	178,087
	PACCAR, Inc.	3,146	309,315
	Paychex, Inc.	2,193	277,985
	Stanley Black & Decker, Inc.	6,760	502,471
	Thomson Reuters Corp.	2,669	414,576
	Verisk Analytics, Inc.	818	205,735
			6,705,906

SMI 3FOURTEEN REAL ASSET ALLOCATION ETF
Schedule of Investments
September 30, 2025 (unaudited)
		Shares	Value

12.64%	INFORMATION TECHNOLOGY
	Adobe, Inc.(A)	2,561	$903,393
	Advanced Micro Devices(A)	9,647	1,560,788
	Analog Devices, Inc.	2,921	717,690
	Apple, Inc.	35,772	9,108,624
	Applied Materials, Inc.	4,698	961,869
	AppLovin Corp.(A)	1,837	1,319,958
	Arm Holdings plc(A)	823	116,446
	ASML Holding NV	500	484,045
	Atlassian Corp. Class A(A)	1,021	163,054
	Autodesk, Inc.(A)	1,284	407,888
	Broadcom, Inc.	18,874	6,226,721
	Cadence Design Systems(A)	1,609	565,178
	CDW Corp.	784	124,876
	Cisco Systems, Inc.	23,340	1,596,923
	Cognizant Tech Solutions	2,865	192,156
	CrowdStrike Holdings, Inc.(A)	1,499	735,080
	Datadog, Inc. Class A(A)	1,963	279,531
	Fortinet, Inc.(A)	4,559	383,321
	GlobalFoundries, Inc.(A)	3,478	124,652
	Intel Corp.(A)	26,782	898,536
	International Business Machines Corp.	1,451	409,414
	Intuit, Inc.	1,673	1,142,508
	KLA Corp.	785	846,701
	Lam Research Corp.	7,410	992,199
	Marvell Technology, Inc.	5,073	426,487
	Microchip Technology, Inc.	3,235	207,752
	Micron Technology, Inc.	6,554	1,096,615
	Microsoft Corp.	17,884	9,263,018
	MicroStrategy, Inc. Class A(A)	1,602	516,180
	Nvidia Corp.	57,143	10,661,741
	NXP Semiconductors NV	1,514	344,783
	ON Semiconductor Corp.(A)	2,474	121,993
	Palantir Technologies Inc.(A)	13,424	2,448,806
	Palo Alto Networks, Inc.(A)	3,984	811,222
	Qualcomm, Inc.	6,371	1,059,880
	Roper Technologies, Inc.	644	321,156
	Shopify, Inc. Class A(A)	7,348	1,091,986

SMI 3FOURTEEN REAL ASSET ALLOCATION ETF
Schedule of Investments
September 30, 2025 (unaudited)
	INFORMATION TECHNOLOGY Continued	Shares	Value
	Synopsys, Inc.(A)	1,079	$532,367
	Texas Instruments, Inc.	5,419	995,633
	Workday, Inc. Class A(A)	1,296	311,986
	Zscaler, Inc.(A)	926	277,485
			60,750,641

0.48%	MATERIALS
	Air Products and Chemicals, Inc.	900	245,448
	Amcor plc	58,807	481,041
	Linde plc	2,774	1,317,650
	PPG Industries, Inc.	2,292	240,912
			2,285,051

1.14%	REAL ESTATE
	Alexandria Real Estate Equities, Inc. REIT	1,163	96,924
	AvalonBay Communities, Inc. REIT	998	192,784
	CoStar Group, Inc.(A)	2,527	213,203
	Digital Realty Trust, Inc. REIT	1,970	340,574
	Equinix, Inc. REIT	556	435,481
	Equity Residential REIT	2,238	144,866
	Essex Property Trust, Inc. REIT	360	96,358
	Extra Space Storage, Inc. REIT	1,371	193,229
	Invitation Homes, Inc. REIT	3,288	96,437
	Iron Mountain, Inc. REIT	1,901	193,788
	Kimco Realty Corp. REIT	4,411	96,380
	Mid-America Apartment Communities REIT	689	96,274
	Prologis, Inc. REIT	5,062	579,700
	Public Storage REIT	1,001	289,139
	Realty Income Corp. REIT	12,587	765,164
	Simon Property Group, Inc. REIT	1,801	337,994
	Sun Communities, Inc. REIT	748	96,492
	Ventas, Inc. REIT	2,752	192,612
	Vici Properties, Inc. REIT	7,388	240,923
	W. P. Carey, Inc. REIT	1,422	96,085
	Welltower, Inc. REIT	3,767	671,053
			5,465,460

SMI 3FOURTEEN REAL ASSET ALLOCATION ETF
Schedule of Investments
September 30, 2025 (unaudited)
		Shares	Value

0.44%	UTILITIES
	American Electric Power, Inc.	3,135	$352,688
	Consolidated Edison, Inc.	2,933	294,825
	Constellation Energy Corp.	1,883	619,639
	Eversource Energy	4,154	295,516
	Exelon Corp.	5,911	266,054
	Xcel Energy, Inc.	3,532	284,856
			2,113,578

27.04%	TOTAL COMMON STOCKS		129,990,825
	(Cost: $113,229,096)

72.94%	EXCHANGE TRADED FUNDS
1.99%	COMMODITIES
	Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	712,309	9,566,310

7.97%	CORPORATE BONDS
	Vanguard International Corporate Bond Index	455,441	38,307,143

2.01%	CRYPTO CURRENCY
	Grayscale Bitcoin Mini Trust ETF(A)	191,444	9,692,810

2.99%	EMERGING EX. CHINA
	iShares MSCI Emerging Markets ex China	213,292	14,399,343

4.98%	EMERGING MKT BONDS
	iShares J.P. Morgan USD Emerging Markets Bond ETF	251,343	23,925,340

1.00%	EUROPE
	Franklin FTSE Europe ETF	138,285	4,798,489

4.01%	GOLD
	Sprott Physical Gold Trust(A)	650,382	19,264,315

8.98%	HIGH YIELD BONDS
	Schwab High Yield Bond ETF	1,614,786	43,163,230

SMI 3FOURTEEN REAL ASSET ALLOCATION ETF
Schedule of Investments
September 30, 2025 (unaudited)
		Shares	Value

2.00%	JAPAN
	Franklin FTSE Japan ETF	277,770	$9,599,731

3.99%	MANAGED FUTURES
	iMGP DBi Managed Futures Strategy ETF	703,075	19,200,978

4.02%	MINERS
	SPDR S&P Metals & Mining ETF	207,554	19,341,957

7.96%	TREASURIES
	Schwab Long-Term U.S. Treasury ETF	443,533	14,330,551
	Schwab U.S. TIPS ETF	710,730	19,154,174
	US Treasury 3 Month Bill ETF	95,713	4,785,650
			38,270,375

18.03%	US LARGE CAP
	BNY Mellon US Large Cap Core Equity ETF	675,429	86,711,575

3.01%	US SMALL CAP
	Vanguard Small-Cap ETF	56,926	14,475,143

72.94%	TOTAL EXCHANGE TRADED FUNDS		350,716,739
	(Cost: $335,489,166)

0.07%	MONEY MARKET FUND
	First American Money Market Funds 0.000%(B)	333,478	333,478
	(Cost: $333,478)

100.05%	TOTAL INVESTMENTS		481,041,042
	(Cost: $449,051,740)
(0.05%)	Liabilities in excess of other assets		(243,232)
100.00%	NET ASSETS		$480,797,810

SMI 3FOURTEEN REAL ASSET ALLOCATION ETF
Schedule of Investments
September 30, 2025 (unaudited)

(A)Non-income producing
(B)Effective 7 day yield as of September 30,2025
REIT - Real Estate Investment Trust.
See Notes to Schedule of Investments.

In accordance with U.S. GAAP, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following summarizes the inputs used to value the Fund’s investments as of September 30, 2025:
	Level 1	Level 2	Level 3
		Other	Significant
		Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
COMMON STOCKS	$129,990,825	$-	$-	$129,990,825
EXCHANGE TRADED FUNDS	350,716,739	-	-	350,716,739
MONEY MARKET FUND	333,478	-	-	333,478
TOTAL INVESTMENTS	$481,041,042	$-	$-	$481,041,042

The cost of investments for Federal income tax purposes has been estimated a/o September 30, 2025 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $449,051,740, and the related net unrealized appreciation (depreciation) consists of:

			Gross unrealized appreciation	$33,396,855
			Gross unrealized depreciation	(1,407,552)
			Net unrealized appreciation	$31,989,302